INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS, NET
NOTE 6:-	INTANGIBLE ASSETS, NET

a.	Composition:

	December 31,
	2018	2017
Cost:

Know-how and patents	$4,194	$4,525
Technology	5,873	5,766
Customer relationships	1,582	1,521
Backlog	858	746

	12,507	12,558
Accumulated amortization:

Know-how and patents	4,162	4,478
Technology	2,774	2,154
Customer relationships	1,093	877
Backlog	833	746

	8,862	8,255

Intangible assets , net	$3,645	$4,303

b.	Amortization expenses related to intangible assets amounted to $ 1,175, $ 916 and $ 786 for the years ended December 31, 2018, 2017 and 2016, respectively.

c.	Estimated amortization of intangible assets for the years ended:

December 31,

2019	$897
2020	888
2021	850
2022	673
2023	227
2024 and thereafter	110

$3,645